U.S. SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            FORM 24F-2

                Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2

1. Name and address of issuer:
           New England Zenith Fund
           399 Boylston Street
           Boston, MA  02116

2. Name of each series or class of funds for which this notice is filed:

         Back Bay Advisors Bond Income Series
         Westpeak Stock Index Series
         Back Bay Advisors Managed Series
         Westpeak Value Growth Series
         Loomis Sayles Avanti Growth Series
         Loomis Sayles Small Cap Series
         Loomis Sayles Balanced Series
         Draycott International Equity Series
         Salomon Brothers U.S. Government Series
         Salomon Brothers Strategic Bond Opportunities Series
         Venture Value Series
         Alger Equity Growth Series
         Short-Term Series
         Capital Growth Series

3. Investment Company Act File Number:  811-3728

   Securities Act File Number:  2-83538

4. Last day of fiscal year for which this notice is filed:  December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None.

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: None.

9. Number and aggregate sale price of securities sold during the fiscal year:
   None (except for 14,421,116 shares sold to unmanaged insurance company separate accounts that offer interests therein that are registered under the Securities Act of 1993 and on which a registration fee has been or will be paid).

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

   None (except for 14,421,116 shares sold to unmanaged insurance company separate accounts that offer interests therein that are registered under the Securities Act of 1993 and on which a registration fee has been or will be paid).

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.  Calculation of registration fee:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                         $     -0-

   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                         +

   (iii)  Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):                 -

   (iv)   Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
          fees pursuant to rule 24e-2 (ifapplicable):             +

   (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2
          [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

   (vi)   Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicable law or
          regulation (see Instruction C.6):                       x 1/2900

   (vii)  Fee due [line (i) or line (v) multiplied by line
          (vi)]:                                                  $    -0-

Instruction:  Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a):

   Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:




                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Peter H. Duffy
                                   Peter H. Duffy, Assistant Treasurer


Date: February 28, 1996

* Please print the name and title of the signing officer below the signature.